UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

   /s/ Gregory Bylinsky              New York, NY             August 16, 2010
---------------------------     ----------------------       ----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              20
                                            --------------------

Form 13F Information Table Value Total:           $143,605
                                            --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE

Column 1                      Column 2         Column 3     Column 4       Column 5         Column 6   Column 7       Column 8
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                              TITLE OF                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP        (X$1000)  PRN  AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
AFC ENTERPRISES INC           COM              00104Q 10 7    6,846    752,281  SH            SOLE              752,281
ASSISTED LIVING CONCPT NEV N  CL A NEW         04544X 30 0   25,768    870,823  SH            SOLE              870,823
CARROLS RESTAURANT GROUP INC  COM              14574X 10 4      647    141,654  SH            SOLE              141,654
DAILY JOURNAL CORP            COM              233912 10 4      226      3,312  SH            SOLE                3,312
EARTHLINK INC                 COM              270321 10 2   13,122  1,648,548  SH            SOLE            1,648,548
ENZON PHARMACEUTICALS INC     COM              293904 10 8    5,338    501,215  SH            SOLE              501,215
HILLTOP HOLDINGS INC          COM              432748 10 1    4,029    402,451  SH            SOLE              402,451
HOME DEPOT INC                COM              437076 10 2    4,730    168,500  SH            SOLE              168,500
HOME DEPOT INC                COM              437076 10 2      269        315  SH   CALL     SOLE
HOME DEPOT INC                COM              437076 10 2      379      2,000  SH   PUT      SOLE                2,000
COLE KENNETH PRODTNS INC      CL A             193294 10 5    1,930    175,305  SH            SOLE              175,305
LUBYS INC                     COM              549282 10 1    9,179  2,384,071  SH            SOLE            2,384,071
MODUSLINK GLOBAL SOLUTIONS I  COM              60786L 10 7    7,819  1,296,611  SH            SOLE            1,296,611
NOVELL INC                    COM              670006 10 5    8,544  1,504,214  SH            SOLE            1,504,214
PEERLESS SYS CORP             COM              705536 10 0    9,682  3,599,220  SH            SOLE            3,599,220
RETAIL VENTURES INC           COM              76128Y 10 2    1,730    221,273  SH            SOLE              221,273
RUBIOS RESTAURANTS INC        COM              78116B 10 2    1,207    142,551  SH            SOLE              142,551
STAR GAS PARTNERS L P         UNIT LTD PARTNR  85512C 10 5   33,020  7,573,509  SH            SOLE            7,573,509
TANDY LEATHER FACTORY INC     COM              87538X 10 5    5,766  1,392,642  SH            SOLE            1,392,642
ULTICOM INC                   COM NEW          903844 20 7    3,375    364,824  SH            SOLE              364,824